Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit loss on trade accounts receivable, current	$ 10,529	$ 10,911
Allowance for credit loss, current	11,938	2,064
Allowance for credit loss, noncurrent	$ 473	$ 0
Common stock
Common stock, shares issued (in shares)	72,316	71,246
Series A Non-convertible Preferred Shares
Temporary equity, shares authorized (in shares)	150,000	150,000
Temporary equity shares issued (in shares)	150,000	150,000
Temporary equity shares outstanding (in shares)	150,000	150,000
Series B Convertible Preferred Shares
Temporary equity, shares authorized (in shares)	50,000	50,000
Temporary equity shares issued (in shares)	50,000	50,000
Temporary equity shares outstanding (in shares)	50,000	50,000